Equity Method Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Method Investments [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 5 - EQUITY METHOD INVESTMENT

On February 9, 2023, the Company entered into and closed an Amended and Restated Membership Interest Purchase Agreement (the “Amended MIPA”), by and among Avalon Lab, SCBC Holdings LLC (the “Seller”), the Zoe Family Trust, Bryan Cox and Sarah Cox as individuals (each an “Owner” and collectively, the “Owners”), and Lab Services MSO.

Pursuant to the terms and conditions set forth in the Amended MIPA, Avalon Lab acquired from the Seller, 40% of the issued and outstanding equity interests of Lab Services MSO (the “Purchased Interests”). The consideration paid by Avalon Lab to Seller for the Purchased Interests consisted of $20,666,667, which was comprised of (i) $9,000,000 in cash, (ii) $11,000,000 pursuant to the issuance of 11,000 shares of the Company’s Series B Preferred Stock, stated value $1,000 (the “Series B Stated Value”), which approximated the fair value, and (iii) a $666,667 cash payment on February 9, 2024. The Series B Preferred Stock was convertible into shares of the Company’s common stock at a conversion price per share equal to $56.70, which approximated the market price at the date of closing, or an aggregate of 194,004 shares of the Company’s common stock, which were subject to a lock-up period and restrictions on sale.

During the first quarter of 2025, to preserve cash, the Company entered into discussions with Lab Services MSO for the potential redemption of the Company’s investment and on February 26, 2025, the Company and Lab Services MSO entered into a Redemption and Abandonment Agreement, whereby Lab Services MSO redeemed the 40% equity interest in Lab Services MSO held by the Company (See Note 3 - Receivable from Sale of Equity Method Investment).

Lab Services MSO, through its subsidiaries, was engaged in providing laboratory testing services. During the period from February 9, 2023 (date of investment) through February 26, 2025 (date of sale), Avalon Lab and an unrelated company, had an ownership interest in Lab Services MSO of 40% and 60%, respectively.

In accordance with ASC 810, the Company determined that Lab Services MSO did not qualify as a variable interest entity, nor did it have a controlling financial interest over the legal entity. However, the Company determined that it does have significant influence as a result of its board representation. Therefore, the Company treats the equity investment in the condensed consolidated financial statements under the equity method. Under the equity method, the investment is initially recorded at cost, adjusted for any excess of the Company’s share of the purchased-date fair values of the investee’s identifiable net assets over the cost of the investment (if any). At February 9, 2023 (date of investment), the excess of the Company’s share of the fair values of the investee’s identifiable net assets over the cost of the investment was approximately $19,460,000 which was attributable to intangible assets and goodwill. Thereafter, the investment was adjusted for the post purchase change in the Company’s share of the investee’s net assets and any impairment loss relating to the investment.

Intangible assets consisted of the valuation of identifiable intangible assets acquired, representing trade names and customers relationships, which were being amortized on a straight-line method over the estimated useful life of 15 years. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets. For the period from January 1, 2025 through February 26, 2025 (date of sale) and for the three months ended March 31, 2024, amortization expense of these intangible assets amounted to $111,156 and $166,733, respectively, which was included in income from equity method investment - Lab Services MSO in the accompanying condensed consolidated statements of operations and comprehensive loss.

Goodwill represents the excess of the purchase price paid over the fair value of net assets acquired in the business acquisition of Lab Services MSO incurred on February 9, 2023. Goodwill is not amortized but is tested for impairment at least once annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired.

For the period from January 1, 2025 through February 26, 2025 (date of sale) and for the three months ended March 31, 2024, the Company’s share of Lab Services MSO’s net income was $503,833 and $274,202, respectively, which was included in income from equity method investment - Lab Services MSO in the accompanying condensed consolidated statements of operations and comprehensive loss.

The Company classifies distributions received from its investment on Lab Services MSO using the cumulative earnings approach. Distributions received are considered returns on the investment and classified as cash inflows from operating activities. For the period from January 1, 2025 through February 26, 2025 (date of sale) and for the three months ended March 31, 2024, distribution of earnings from the Company’s investment on Lab Services MSO amounted to $0 and $160,788, respectively.

In the three months ended March 31, 2025, activity recorded for the Company’s equity method investment in Lab Services MSO is summarized in the following table:

Equity investment carrying amount at January 1, 2025	$10,636,544
Lab Services MSO’s net income attributable to the Company	503,833
Intangible assets amortization amount	(111,156)
Sale of equity investment	(11,029,221)
Equity investment carrying amount at March 31, 2025	$-

As of December 31, 2024, the Company’s carrying value of the identified intangible assets and goodwill which are included in the equity investment carrying amount was $8,725,712 and $0, respectively.

The tables below present the summarized financial information, as provided to the Company by the investee, for the unconsolidated company:

	For the Period from January 1, 2025 through February 26, 2025 (Date of Sale)	For the Three Months Ended March 31, 2024
Net revenue	$4,241,732	$3,376,372
Gross profit	2,155,760	1,003,789
Income from operation	1,513,000	275,026
Net income	1,259,582	685,504

NOTE 8 - EQUITY METHOD INVESTMENTS

Investment in Epicon Biotech Co., Ltd.

As of December 31, 2023, the equity method investment in Epicon Biotech Co., Ltd. (“Epicon”) amounted to $0. The investment represents the Company’s subsidiary, Avalon Shanghai’s interest in Epicon. Epicon was incorporated on August 14, 2018 in PRC. Avalon Shanghai and an unrelated company, Jiangsu Unicorn Biological Technology Co., Ltd. (“Unicorn”), have an ownership interest in Epicon of 40% and 60%, respectively. Epicon is focused on cell preparation, third party testing, biological sample repository for commercial and scientific research purposes and clinical transformation of scientific achievements. The Company is not involved in the management of Epicon. Therefore, it is a passive investment.

In June 2023, the Company assessed its equity method investment in Epicon for any impairment and concluded that there were indicators of impairment as of June 30, 2023. The impairment is due to the Company’s conclusion that it will be unable to recover the carrying amount of the investment due to the investee’s series of operating losses and the inability of Avalon Shanghai’s joint venture partner (Unicorn) to obtain adequate funding to commence operations. The Company calculated that the estimated undiscounted cash flows were less than the carrying amount related to the equity method investment. The Company has recognized an impairment loss of $454,679 related to the equity method investment for the year ended December 31, 2023, which reduced the investment value to zero.

Under the equity method, if there is a commitment for the Company to fund the losses of its equity method investees, the Company would continue to record its share of losses resulting in a negative equity method investment, which would be presented as a liability on the consolidated balance sheets. Commitments may be explicit and may include formal guarantees, legal obligations, or arrangements by contract. Implicit commitments may arise from reputational expectations, intercompany relationships, statements by the Company of its intention to provide support, a history of providing financial support or other facts and circumstances. When the Company has no commitment to fund the losses of its equity method investees, the carrying value of its equity method investments will not be reduced below zero. The Company has no commitment to fund additional losses of its equity method investments.

Investment in Laboratory Services MSO, LLC

On February 9, 2023 (the “Closing Date”), the Company entered into and closed an Amended and Restated Membership Interest Purchase Agreement (the “Amended MIPA”), by and among Avalon Lab, SCBC Holdings LLC (the “Seller”), the Zoe Family Trust, Bryan Cox and Sarah Cox as individuals (each an “Owner” and collectively, the “Owners”), and Lab Services MSO.

Pursuant to the terms and conditions set forth in the Amended MIPA, Avalon Lab acquired from the Seller, 40% of the issued and outstanding equity interests of Lab Services MSO (the “Purchased Interests”). The consideration paid by Avalon Lab to Seller for the Purchased Interests consisted of $20,666,667, which was comprised of (i) $9,000,000 in cash, (ii) $11,000,000 pursuant to the issuance of 11,000 shares of the Company’s Series B Convertible Preferred Stock (the “Series B Preferred Stock”), stated value $1,000 (the “Series B Stated Value”), which approximated the fair value, and (iii) a $666,667 cash payment on February 9, 2024. The Series B Preferred Stock is convertible into shares of the Company’s common stock at a conversion price per share equal to $56.70, which approximated the market price at the date of closing, or an aggregate of 194,004 shares of the Company’s common stock, which are subject to a lock-up period and restrictions on sale.

Lab Services MSO, through its subsidiaries, is engaged in providing laboratory testing services. Avalon Lab and an unrelated company, have an ownership interest in Lab Services MSO of 40% and 60%, respectively.

In accordance with ASC 810, the Company determined that Lab Services MSO does not qualify as a variable interest entity, nor does it have a controlling financial interest over the legal entity. However, the Company determined that it does have significant influence as a result of its board representation. Therefore, the Company treats the equity investment in the consolidated financial statements under the equity method. Under the equity method, the investment is initially recorded at cost, adjusted for any excess of the Company’s share of the purchased-date fair values of the investee’s identifiable net assets over the cost of the investment (if any). At February 9, 2023 (date of investment), the excess of the Company’s share of the fair values of the investee’s identifiable net assets over the cost of the investment was approximately $19,460,000 which was attributable to intangible assets and goodwill. Thereafter, the investment is adjusted for the post purchase change in the Company’s share of the investee’s net assets and any impairment loss relating to the investment.

Intangible assets consist of the valuation of identifiable intangible assets acquired, representing trade names and customers relationships, which are being amortized on a straight-line method over the estimated useful life of 15 years. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets. For the year ended December 31, 2024 and for the period from February 9, 2023 (date of investment) through December 31, 2023, amortization expense of these intangible assets amounted to $666,932 and $611,356, respectively, which was included in loss from equity method investment - Lab Services MSO in the accompanying consolidated statements of operations and comprehensive loss.

Goodwill represents the excess of the purchase price paid over the fair value of net assets acquired in the business acquisition of Lab Services MSO incurred on February 9, 2023. Goodwill is not amortized but is tested for impairment at least once annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired.

In September 2024 and December 2023, the Company assessed its equity method investment in Laboratory Services MSO, LLC for any impairment and concluded that there were indicators of impairment as of September 30, 2024 and December 31, 2023, respectively. The Company calculated that the estimated undiscounted cash flows of goodwill were less than the carrying amount of goodwill related to the equity method investment. The Company has recognized impairment loss of $259,579 and $9,196,682 related to the equity method investment for the year ended December 31, 2024 and for the period from February 9, 2023 (date of investment) through December 31, 2023, respectively, which was included in loss from equity method investment - Lab Services MSO in the accompanying consolidated statements of operations and comprehensive loss.

For the year ended December 31, 2024 and for the period from February 9, 2023 (date of investment) through December 31, 2023, the Company’s share of Lab Services MSO’s net income was $79,923 and $1,236,391, respectively, which was included in loss from equity method investment - Lab Services MSO in the accompanying consolidated statements of operations and comprehensive loss.

The Company classifies distributions received from its investment on Lab Services MSO using the cumulative earnings approach. Distributions received are considered returns on the investment and classified as cash inflows from operating activities. For the year ended December 31, 2024 and for the period from February 9, 2023 (date of investment) through December 31, 2023, distribution of earnings from the Company’s investment on Lab Services MSO amounted to $611,888 and $0, respectively.

In the years ended December 31, 2024 and 2023, activity recorded for the Company’s equity method investment in Lab Services MSO is summarized in the following table:

Equity investment carrying amount at January 1, 2023	$-
Payment for equity method investment:
The Company’s interest in the fair value of Lab Services MSO’s net assets at February 9, 2023	1,206,406
The Company’s interest in the net excess of Lab Services MSO’s fair value over net assets which was attributable to identifiable intangible assets at February 9, 2023	10,004,000
The Company’s interest in the net excess of Lab Services MSO’s fair value over net assets which was attributable to goodwill at February 9, 2023	9,456,261
Total payment for equity method investment	20,666,667
Lab Services MSO’s net income attributable to the Company	1,236,391
Intangible assets amortization amount	(611,356)
Impairment of goodwill	(9,196,682)
Equity investment carrying amount at December 31, 2023	12,095,020
Lab Services MSO’s net income attributable to the Company	79,923
Intangible assets amortization amount	(666,932)
Distribution of earnings from equity investment	(611,888)
Impairment of goodwill	(259,579)
Equity investment carrying amount at December 31, 2024	$10,636,544

As of December 31, 2024, the Company’s carrying value of the identified intangible assets and goodwill which are included in the equity investment carrying amount was $8,725,712 and $0, respectively. As of December 31, 2023, the Company’s carrying value of the identified intangible assets and goodwill which are included in the equity investment carrying amount was $9,392,644 and $259,579, respectively.

The tables below present the summarized financial information, as provided to the Company by the investee, for the unconsolidated company:

	December 31, 2024	December 31, 2023
Current assets	$2,917,880	$4,930,254
Noncurrent assets	4,509,185	5,228,044
Current liabilities	611,391	828,713
Noncurrent liabilities	4,346,725	4,104,183
Equity	2,468,949	5,225,402

	For the year Ended December 31, 2024	For the Period from February 9, 2023 (Date of Investment) through December 31, 2023
Net revenue	$13,558,711	$12,699,683
Gross profit	3,534,503	4,744,277
(Loss) income from operation	(265,754)	2,393,830
Net loss income	199,808	3,090,977

During 2025, to preserve cash, the Company entered into discussions with Lab Services MSO for the potential redemption of our investment and on February 26, 2025, the Company and Lab Services MSO entered into a Redemption and Abandonment Agreement (the “Redemption Agreement”), whereby Lab Services MSO redeemed the 40% equity interest in Lab Services MSO held by the Company. See Note 22 - Subsequent Events - Redemption Agreement.